Portfolio of Investments
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 48.3%
	Shares	Value ($)
U.S. Large Cap 48.3%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,331,104	111,546,497
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	6,610,498	247,364,827
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	6,380,832	111,473,140
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,695,038	103,785,913
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	1,765,407	95,667,421
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	1,675,860	77,977,775
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	2,997,963	101,690,907
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	5,739,684	196,756,356
Total		1,046,262,836
Total Equity Funds (Cost $603,424,569)		1,046,262,836

Exchange-Traded Fixed Income Funds 6.9%

Investment Grade 6.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	636,363	76,961,741
Vanguard Intermediate-Term Corporate Bond ETF	840,000	72,273,600
Total		149,235,341
Total Exchange-Traded Fixed Income Funds (Cost $157,988,537)		149,235,341

Fixed Income Funds 25.2%

Investment Grade 25.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	9,684,309	93,066,205
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,345,330	31,646,821
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	4,529,100	45,200,422
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,183,817	31,042,216
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares(a)	1,665,397	15,904,542
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	12,576,275	132,428,176
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	10,830,300	109,494,329
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	8,214,532	86,006,151
Total		544,788,862
Total Fixed Income Funds (Cost $576,161,538)		544,788,862

Residential Mortgage-Backed Securities - Agency 10.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/18/2037	2.000%	17,500,000	16,998,242
04/18/2037- 04/13/2052	2.500%	93,720,000	90,267,925
04/13/2052	3.000%	115,600,000	113,200,505
Total Residential Mortgage-Backed Securities - Agency (Cost $225,490,184)			220,466,672

Options Purchased Puts 1.3%
Value ($)
(Cost $29,763,350)	27,564,300

Money Market Funds 17.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(a),(d)	374,469,746	374,319,958
Total Money Market Funds (Cost $374,375,744)		374,319,958
Total Investments in Securities (Cost: $1,967,203,922)		2,362,637,969
Other Assets & Liabilities, Net		(199,339,373)
Net Assets		2,163,298,596
At March 31, 2022, securities and/or cash totaling $26,385,960 were pledged as collateral.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2022 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	775	06/2022	USD	175,566,563	11,160,048	—
U.S. Long Bond	379	06/2022	USD	56,873,688	—	(1,593,583)
U.S. Treasury 10-Year Note	333	06/2022	USD	40,917,375	—	(1,106,744)
U.S. Treasury 2-Year Note	241	06/2022	USD	51,073,172	—	(628,170)
U.S. Treasury 5-Year Note	667	06/2022	USD	76,496,563	—	(1,832,940)
U.S. Ultra Treasury Bond	195	06/2022	USD	34,539,375	—	(1,256,465)
Total					11,160,048	(6,417,902)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(535)	06/2022	USD	(121,197,563)	—	(7,640,383)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	389,615,260	860	3,800.00	12/15/2023	21,388,829	20,618,500
S&P 500 Index	JPMorgan	USD	88,342,995	195	3,600.00	12/15/2023	4,856,038	3,880,500
S&P 500 Index	JPMorgan	USD	63,425,740	140	3,700.00	12/15/2023	3,518,483	3,065,300
Total							29,763,350	27,564,300
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	467,563,046	221,130,424	(314,338,495)	(35,017)	374,319,958	—	(46,595)	148,718	374,469,746
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	119,713,656	—	(1,111,025)	(7,056,134)	111,546,497	—	526,905	—	1,331,104
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	99,622,469	586,042	(434,037)	(6,708,269)	93,066,205	—	(60,015)	—	9,684,309
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	261,753,036	2,887	(1,324,664)	(13,066,432)	247,364,827	—	849,579	—	6,610,498
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	33,053,544	124,393	(268,181)	(1,262,935)	31,646,821	—	(12,817)	—	3,345,330
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	49,956,687	668,700	(2,985)	(5,421,980)	45,200,422	—	(380)	—	4,529,100
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	118,745,126	3,451	(1,128,682)	(6,146,755)	111,473,140	—	79,689	—	6,380,832
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	105,623,657	—	(4,476,631)	2,638,887	103,785,913	—	382,611	—	2,695,038
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	32,858,215	214,237	(167,842)	(1,862,394)	31,042,216	—	(14,144)	—	3,183,817
2	Variable Portfolio – U.S. Flexible Moderate Growth Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	16,481,497	51,657	(193,107)	(435,505)	15,904,542	—	(16,138)	—	1,665,397
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	141,699,465	689,301	(839,285)	(9,121,305)	132,428,176	—	(60,745)	—	12,576,275
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	103,111,784	542,542	(5,936)	(7,980,969)	95,667,421	—	180	—	1,765,407
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	93,568,517	5,767,244	—	(21,357,986)	77,977,775	—	—	—	1,675,860
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	104,257,247	—	(3,074,415)	508,075	101,690,907	—	179,499	—	2,997,963
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	116,435,069	584,960	(771,449)	(6,754,251)	109,494,329	—	(73,246)	—	10,830,300
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	91,408,599	455,757	(554,974)	(5,303,231)	86,006,151	—	(38,933)	—	8,214,532
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	208,763,783	15,228	(811,753)	(11,210,902)	196,756,356	—	516,936	—	5,739,684
Total	2,164,615,397			(100,577,103)	1,965,371,656	—	2,212,386	148,718

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2022.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | First Quarter Report 2022	3

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1QT7061_12_A01_(05/22)